Loans - Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 3,543,745	$ 3,541,869
Analysis Of Capitalized Mortgage Loan Servicing Rights [Abstract]
Balance at beginning of period	42,243	42,489	$ 26,232
Originated servicing rights capitalized	4,020	3,956	6,061
Change in fair value due to price	4,540	(280)	14,272
Change in fair value due to pay downs	(4,007)	(3,922)	(4,076)
Balance at end of year	46,796	42,243	42,489
Loans sold and serviced that have had servicing rights capitalized	3,543,745	3,541,869	$ 3,493,312
Fannie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,674,111	1,772,030
Freddie Mac
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,373,145	1,381,693
Ginnie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	146,363	161,899
FHLB
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	302,779	173,311
Other
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 47,347	$ 52,936